General - Narrative (Details) ₪ in Millions					1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 04, 2021 USD ($)	Apr. 01, 2021 USD ($)	Nov. 25, 2018 USD ($)	Nov. 25, 2018 ILS (₪)	Jan. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Nov. 01, 2022 USD ($)	Nov. 25, 2018 ILS (₪)
Business Acquisition [Line Items]
Number of Reportable Segments | segment								5	1
Purchase price								$ 8,191,000
Purchase price								12,430,000	$ 385,011,000	$ (218,000)
Goodwill								1,502,494,000	1,550,552,000
Acquired other intangible assets									23,603,000
Deferred payment								60,560,000
Evacuation receivable sold									$ 345,000
Evacuation receivable fair value								57,450,000
Ashot Ashkelon Industries Limited
Business Acquisition [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries								81,487,000
Gain (Loss) on Disposition of Business								7,053,000
Forecast
Business Acquisition [Line Items]
Deferred payment							$ 50,749,000
Israeli Affiliated Company
Business Acquisition [Line Items]
Purchase price					$ 11,800,000
Ownership interest acquired					100.00%				19.00%
Purchase price contingent consideration					$ 4,050,000			309,000
Goodwill					9,200,000
Acquired other intangible assets					$ 2,700,000
IMI Systems Ltd.
Business Acquisition [Line Items]
Purchase price			$ 520,000,000	₪ 1,900
Ownership interest acquired			100.00%									100.00%
Purchase price contingent consideration			$ 380,000,000									₪ 1,400
Deferred payments			24,000,000						$ 30,800,000			₪ 90
Premises evacuation grants			$ 365,000,000	₪ 1,365
BAE Systems Rokar International Ltd
Business Acquisition [Line Items]
Purchase price		$ 31,400,000
Goodwill		25,000,000
Sparton Corporation
Business Acquisition [Line Items]
Purchase price	$ 350,000
Goodwill	$ 194,500,000							184,200,000
Swiss Affiliated Company
Business Acquisition [Line Items]
Ownership interest acquired					100.00%
Purchase price		24,000
Purchase price contingent consideration											$ 21,000
Commercial cybersecurity Israeli subsidiary
Business Acquisition [Line Items]
Net gain related to revaluation						$ 42,000,000
Surgeon-centered visualization technologies Israeli subsidiary
Business Acquisition [Line Items]
Net gain related to revaluation						$ 3,500,000		$ 6,900,000	$ 11,100,000	16,727,000
Proceeds from Sale of Other Investments										$ 48,000,000
Elbit Systems Limited | Federmann Group
Business Acquisition [Line Items]
Ownership percentage								44.15%
Subsidiary B
Business Acquisition [Line Items]
Ownership percentage								50.00%
Purchase price		$ 8,000